Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors as discussed within Note 1 of these Notes to Consolidated Financial Statements.

Management extended the historical loss calculation period from 48 months to 54 months during the third quarter of 2013, incorporating net charge-offs plus changes in specific reserves through June 30, 2013 and to 60 months during the fourth quarter of 2013, incorporating net charge-offs plus changes in specific reserves through December 31, 2013. As part of the update in the third quarter of 2013, management determined that it was appropriate to more heavily weight those years with higher losses in the historical loss calculation. Given the continued uncertainty in the current economic environment, management did not feel that it was appropriate to continue to apply equal percentages to each of the years in the historical loss calculation. Management considers the uncertainty in the current economic environment to be more similar to the economic conditions in 2009 through 2011 period than the 2012 though 2013 period. Specifically, rather than applying equal percentages to each year in the historical loss calculation, management applied more weight to the 2009 through 2011 period compared to the 2012 through 2013 period. The impact of the change in the third quarter resulted in general reserves as a percentage of performing loans of 1.09% at September 30, 2013, which was consistent with the 1.09% at June 30, 2013.

The activity in the allowance for loan losses for the years ended December 31, 2013, December 31, 2012, and December 31, 2011 is summarized in the following tables.

	Year ended December 31, 2013
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Charge-offs	6,160	1,832	1,791	3,207	6,163	—	19,153
Recoveries	(1,314)	(726)	(9,378)	(6,000)	(2,249)	(2)	(19,669)
Net Charge-offs (recoveries)	4,846	1,106	(7,587)	(2,793)	3,914	(2)	(516)
Provision (Recovery)	3,429	5,269	(7,573)	(3,301)	5,593	(2)	3,415
Ending balance	$14,218	$15,899	$6,855	$14,251	$8,245	—	$59,468

	Year ended December 31, 2012
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Charge-offs	26,847	10,454	9,985	8,607	5,375	—	61,268
Recoveries	(1,066)	(783)	(2,979)	(5,559)	(2,555)	—	(12,942)
Net Charge-offs	25,781	9,671	7,006	3,048	2,820	—	48,326
Provision (Recovery)	24,466	5,868	(586)	2,115	3,556	—	35,419
Ending balance	$15,635	$11,736	$6,841	$14,759	$6,566	—	$55,537

	Year ended December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	—	—	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	—	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	—	133,882
Recoveries	(1,402)	(1,825)	(1,463)	(1,719)	(2,385)	(4)	(8,798)
Net Charge-offs (recoveries)	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision (Recovery)	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	—	$68,444

(1) Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

Loans collectively evaluated for impairment in the following tables include all performing loans at December 31, 2013 and 2012, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically individually evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment include all impaired loans internally classified as commercial loans at December 31, 2013 and 2012, which are evaluated for impairment in accordance with U.S. GAAP (see Note 1 of these Notes to Consolidated Financial Statements).

The composition of the allowance for loan losses at December 31, 2013 and 2012 was as follows:

	December 31, 2013
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,268	$5,496	$1,132	$555	$—	$—	$10,451
Collectively evaluated for impairment	10,950	10,403	5,723	13,696	8,245	—	49,017
Total ending allowance balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Loan Balance:
Loans individually evaluated for impairment	$20,724	$41,816	$15,559	$33,406	$799	$—	$112,304
Loans collectively evaluated for impairment	804,708	1,070,457	140,557	1,766,141	722,934	3,404	4,508,201
Total ending loan balance	$825,432	$1,112,273	$156,116	$1,799,547	$723,733	$3,404	$4,620,505
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	13.14%	7.28%	1.66%	—%	—%	9.31%
Loans collectively evaluated for impairment	1.36%	0.97%	4.07%	0.78%	1.14%	—%	1.09%
Total ending loan balance	1.72%	1.43%	4.39%	0.79%	1.14%	—%	1.29%
Recorded Investment:
Loans individually evaluated for impairment	$20,727	$41,822	$15,559	$33,408	$799	$—	$112,315
Loans collectively evaluated for impairment	807,784	1,074,216	140,944	1,769,604	725,709	3,427	4,521,684
Total ending loan balance	$828,511	$1,116,038	$156,503	$1,803,012	$726,508	$3,427	$4,633,999

	December 31, 2012
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,180	$1,540	$2,277	$1,279	$—	$—	$8,276
Collectively evaluated for impairment	12,455	10,196	4,564	13,480	6,566	—	47,261
Total ending allowance balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Loan Balance:
Loans individually evaluated for impairment	$22,523	$44,267	$34,814	$35,616	$18	$—	$137,238
Loans collectively evaluated for impairment	801,404	1,047,897	130,714	1,678,029	651,912	3,128	4,313,084
Total ending loan balance	$823,927	$1,092,164	$165,528	$1,713,645	$651,930	$3,128	$4,450,322
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%	3.48%	6.54%	3.59%	—%	—%	6.03%
Loans collectively evaluated for impairment	1.55%	0.97%	3.49%	0.80%	1.01%	—%	1.10%
Total ending loan balance	1.90%	1.07%	4.13%	0.86%	1.01%	—%	1.25%
Recorded Investment:
Loans individually evaluated for impairment	$22,587	$44,278	$34,834	$35,622	$18	$—	$137,339
Loans collectively evaluated for impairment	804,316	1,051,725	131,176	1,681,449	654,747	3,157	4,326,570
Total ending loan balance	$826,903	$1,096,003	$166,010	$1,717,071	$654,765	$3,157	$4,463,909